Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000240584
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	FARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	7.19%	4.86%	3.44%
Bloomberg Global Aggregate USD Hedged Index	6.15%	0.26%	2.25%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.00%

Performance Inception Date	Jul. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 243,053,852
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 1,636,929
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$243,053,852 Number of Portfolio Holdings858 Advisory Fee (net of waivers)$1,636,929 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.0%
Exchange-Traded Funds	0.4%
Purchased Options	5.8%
Short-Term Investments	75.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	53.2
North American Equities	10.4
Currency Derivatives	2.6
European ex-UK Equities	1.4
Equity Derivatives	1.1
Commodity Derivatives	0.7
Japanese Equities	0.4
Interest Rate Derivatives	0.4
UK Equities	0.3
Exchange-Traded Equity Funds	0.3
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
South American Equities	0.0

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, dated October 28, 2024 or upon request at 855-538-5278.

Effective October 28, 2024, the Institutional Class's expense limitation was increased from 1.13% of the Fund's average daily net assets to 1.25% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

C000240582
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Super Institutional Class
Trading Symbol	FARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	7.35%	4.95%	3.51%
Bloomberg Global Aggregate USD Hedged Index	6.15%	0.26%	2.25%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.00%

Performance Inception Date	Jul. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 243,053,852
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 1,636,929
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$243,053,852 Number of Portfolio Holdings858 Advisory Fee (net of waivers)$1,636,929 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.0%
Exchange-Traded Funds	0.4%
Purchased Options	5.8%
Short-Term Investments	75.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	53.2
North American Equities	10.4
Currency Derivatives	2.6
European ex-UK Equities	1.4
Equity Derivatives	1.1
Commodity Derivatives	0.7
Japanese Equities	0.4
Interest Rate Derivatives	0.4
UK Equities	0.3
Exchange-Traded Equity Funds	0.3
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
South American Equities	0.0

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, dated October 28, 2024 or upon request at 855-538-5278.

Effective October 28, 2024, the Super Institutional Class's expense limitation was increased from 1.05% of the Fund's average daily net assets to 1.17% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.